Scudder Variable Series II:

     Scudder Conservative Income Strategy Portfolio

     Scudder Income & Growth Strategy Portfolio

     Scudder Growth and Income Strategy Portfolio

     Scudder Growth Strategy Portfolio



Supplement to the currently effective Statement of Additional Information of each of the above listed Portfolios

The following supplements and replaces related information presented in the section entitled "The Underlying Portfolios" on page 14 of the currently effective, Statement of Additional Information for the Portfolios:

--------------------------------------------------------------------------------

The following is a list of the underlying portfolios in which each Portfolio may invest:

Scudder Variable Series I Portfolios:                     Scudder Strategic Income Portfolio
Scudder Capital Growth Portfolio                          Scudder Technology Growth Portfolio
Scudder Growth & Income Portfolio                         Scudder Total Return Portfolio
Scudder Health Sciences Portfolio                         SVS Davis Venture Value Portfolio
Scudder International Portfolio                           SVS Dreman Financial Services Portfolio
Scudder Global Discovery Portfolio                        SVS Dreman High Return Equity Portfolio
Scudder 21st Century Growth Portfolio                     SVS Dreman Small Cap Value Portfolio
                                                          SVS Eagle Focused Large Cap Growth Portfolio
Scudder Variable Series II Portfolios:                    SVS Focus Value+Growth Portfolio
Scudder Aggressive Growth Portfolio                       SVS Index 500 Portfolio
Scudder Blue Chip Portfolio                               SVS INVESCO Dynamic Growth Portfolio
Scudder Large Cap Value Portfolio                         SVS Janus Growth & Income Portfolio
Scudder Fixed Income Portfolio                            SVS Janus Growth Opportunities Portfolio
Scudder Global Blue Chip Portfolio                        SVS MFS Strategic Value Portfolio
Scudder Government & Agency Securities Portfolio          SVS Oak Strategic Equity Portfolio
Scudder Growth Portfolio                                  SVS Turner Mid Cap Growth Portfolio
Scudder High Income Portfolio                             Scudder Templeton Foreign Value Portfolio
Scudder International Select Equity Portfolio
Scudder Money Market Portfolio                            Scudder Investments VIT Funds
Scudder Small Cap Growth Portfolio                        Scudder Real Estate Securities Portfolio

The following is a brief discussion of the investment goals and policies for Scudder Templeton Foreign Value Portfolio which is being added to the list of portfolios available as an underlying investment for each Portfolio:

Scudder Variable Series II: Templeton Foreign Value Portfolio. The portfolio seeks long-term capital growth. Under normal market conditions, the portfolio invests mainly in the equity securities of companies located outside the US, including emerging markets. The portfolio will invest, under normal circumstances, at least 80% of its net assets in "foreign securities," as defined below, which may include emerging markets. For purposes of the portfolio's investments, "foreign securities" means those securities issued by companies:

o        whose principal securities trading markets are outside the US; or

o that derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the US; or

o        that have a significant portion of their assets outside the US; or

o        that are linked to non-US dollar currencies; or

o that are organized under the laws of, or with principal offices in, another country.



































December 22, 2004